Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) Month shares $ / shares	Dec. 31, 2021 CAD ($) Month shares $ / shares	Dec. 31, 2019 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price	$ 16.26	$ 16.04
Share-based compensation related to share options | $	$ 2,700,000	$ 3,000,000
Number of share options granted | shares	684,100	763,700
Weighted average exercise price of share options granted	$ 14.25	$ 13.27
Expected life | Month	47	46
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of deferred share units granted	$ 14.71	$ 15.54
Restricted share units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value of restricted share units granted	$ 14.26	$ 13.24
Number of restricted stock units forfeited | shares		215,812
Restricted share units ("RSU") [Member] | Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | shares			150,000
Weighted average value of restricted share units granted			$ 12.7
Vesting period			3 years
Additional number of restricted stock units granted | shares		75,000
Weighted average value of restricted share units granted		$ 12.7
Common shares acquired by an officer | shares			75,000
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | $	$ 4,500,000	$ 4,700,000
Closing price of the common shares | $	$ 16.32
Marginal income tax rate	53.30%
Employees tax obligations settlement amount related to vested RSU and DSU | $	$ 3,100,000	2,600,000
Employees tax obligations settlement amount related to outstanding RSU and DSU | $	$ 11,200,000	$ 10,400,000